As filed with the Securities and Exchange Commission on October 19, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-23127)

The Goodhaven Funds Trust
 (Exact name of registrant as specified in charter)

4940 SW 83rd Street
                                          Miami, Florida 33143
(Address of principal executive offices) (Zip code)

Larry Pitkowsky
4940 SW 83rd Street
                                          Miami, Florida 33143
(Name and address of agent for service)

Registrant’s telephone number, including area code: (305) 677-7650

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2016

Item 1. Schedule of Investments.

GoodHaven Fund
SCHEDULE OF INVESTMENTS at August 31, 2016 (Unaudited)

Shares	Common Stocks - 72.3%	Value
	Computer & Internet Software - 5.9%
9,000	Alphabet, Inc. - Class A [1]	$7,108,650
11,500	Alphabet, Inc. - Class C [1]	8,821,075
		15,929,725

	Computers & Peripheral Equipment - 7.5%
433,400	Hewlett Packard Enterprise Co.	9,309,432
573,400	HP, Inc.	8,239,758
343,742	Systemax, Inc. [2]	2,784,310
		20,333,500

	Consumer Products - 3.7%
75,000	Spectrum Brands Holdings, Inc.	10,065,000

	Diversified Holding Companies - 6.7%
29,200	Berkshire Hathaway, Inc. - Class B [1]	4,394,308
1,035,320	Dundee Corp. [1,2]	4,650,019
477,512	Leucadia National Corp.	9,144,355
		18,188,682

	Financial Services - 3.5%
290,300	Federated Investors, Inc. - Class B	9,376,690

	Loan Servicing - 2.3%
1,613,429	Walter Investment Management Corp. [1,3]	6,098,762

	Marine Services & Equipment - 1.7%
376,694	Stolt-Nielsen Ltd. [2]	4,678,867

	Metals & Mining - 11.2%
1,782,150	Barrick Gold Corp.	30,314,371

	Oil & Gas Exploration & Production - 16.1%
1,618,100	Birchcliff Energy Ltd. [1]	11,203,559
2,680,055	WPX Energy, Inc. [1]	32,160,660
		43,364,219

	Property/Casualty Insurance - 7.2%
15,482	Alleghany Corp. [1]	8,301,449
13,411	White Mountains Insurance Group	11,050,932
		19,352,381

	Retailing - 4.0%
218,000	Sears Holdings Corp. [1]	3,001,860
921,900	Staples, Inc.	7,891,464
		10,893,324

	Telecommunications - 2.5%
130,000	Verizon Communications, Inc.	6,802,900

	TOTAL COMMON STOCKS (Cost $193,039,203)	195,398,421

	GUERNSEY INVESTMENT FUND - 2.3%
1,036,487	JZ Capital Partners Limited [2]	6,158,790

	TOTAL GUERNSEY INVESTMENT FUND (Cost $5,910,842)	6,158,790

	REAL ESTATE INVESTMENT TRUSTS - 1.1%
68,058	Seritage Growth Properties	3,028,581

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,635,891)	3,028,581

Principal Amount	CORPORATE BONDS - 0.4%
	Oil & Gas Exploration & Production - 0.4%
$ 1,000,000	WPX Energy, Inc. 5.250% due 1/15/17	1,010,000

	TOTAL CORPORATE BONDS (Cost $969,936)	1,010,000

	MISCELLANEOUS SECURITIES - 0.3% [1,4]
	TOTAL MISCELLANEOUS SECURITIES (Cost $1,836,066)	857,550

	Total Investments (Cost $204,391,938) - 76.4%	206,453,342
	Cash and Other Assets in Excess of Liabilities - 23.6%	63,654,142
	TOTAL NET ASSETS - 100.0%	$270,107,484

[1]	Non-income producing security.
[2]	A portion of this security is considered illiquid. As of August 31, 2016, the total market value of illiquid securities was $14,235,822 or 5.3% of net assets.
[3]	Affiliated company as defined by the Investment Company Act of 1940.

Affiliated companies, as defined in Section 2(a)(3) of the Investment Company Act of 1940, are companies 5% or more of whose outstanding voting shares are held by the Fund and an advisor.  For the period ended August 31, 2016, the Fund had the following transactions with affiliated companies:

As of August 31, 2016, the market value of all securities of affiliated companies held in the Fund amounted to $6,098,762, representing 2.3% of net assets.

	Share Balance November 30, 2015	Purchases	Sales	Share Balance August 31, 2016	Realized Gain (Loss)	Dividend Income	Value August 31, 2016	Acquisition Cost
Walter Investment Management Corp.	1,633,106	95,523	115,200	1,613,429	$ (2,113,819)	$ -	$ 6,098,762	$ 34,085,508

[4]	Represents previously undisclosed securities which the Fund has held for less than one year.

The cost basis of investments for federal income tax purposes at August 31, 2016 was as follows+:

Cost of investments	$204,391,938
Gross unrealized appreciation	63,956,353
Gross unrealized depreciation	(61,894,949)
Net unrealized appreciation	$2,061,404

+Because tax adjustments are calculated annually at the end of the GoodHaven Fund’s, (the “Fund”), fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GoodHaven Fund
Summary of Fair Value Exposure at August 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2016. See the Schedule of Investments for industry breakouts.

	Level 1	Level 2	Level 3	Total
Common Stocks	$195,398,421	$–	$–	$195,398,421
Guernsey Investment Fund	6,158,790	–	–	6,158,790
Real Estate Investment Trusts	3,028,581	–	–	3,028,581
Corporate Bonds	–	1,010,000	–	1,010,000
Miscellaneous Securities	–	857,550	–	857,550
Total Investments	$204,585,792	$1,867,550	$–	$206,453,342

It is the Fund’s policy to recognize transfers between levels at the end of the Fund’s reporting period.

There were no transfers into or out of Level 1 or 2 during the period ended August 31, 2016.

Item 2. Controls and Procedures.
(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  GoodHaven Funds Trust

By (Signature and Title)  /s/ Larry Pitkowsky
Larry Pitkowsky,
Principal Executive Officer and Principal Financial and Accounting Officer
GoodHaven Funds Trust

Date           10/18/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*    /s/ Larry Pitkowsky
 Larry Pitkowsky
 Principal Executive Officer and Principal Financial and Accounting Officer
 GoodHaven Funds Trust

Date           10/18/16

* Print the name and title of each signing officer under his or her signature.